Discontinued Operations - Additional Information (Details) - CAD ($) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 28, 2021	Jan. 31, 2024	Jan. 31, 2023	Aug. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Indemnified Adjustment Expense Made In Respect Of Research And Development Tax Credit Claims							$ 600
Intangible assets						$ 341
Impairments							0
Finance costs							$ 1,078	$ 6,330	$ 2,899
Plasma Derived Therapeutics
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Impairment of capital assets									665
Impairment of ROU assets									18,553
Intangible assets									480
Impairment loss									19,698
Other impairments of ROU asset									74
Level 3
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
FVLCD valuation, description							The FVLCD was calculated using a discounted cash flow model for one year and a terminal value of $58.1 million using a post-tax discount rate of 7.75%. The fair value computed by management is considered as a level 3 computation in the fair value hierarchy under IFRS 13, Fair value measurement. As part of this valuation exercise, management needed to make several key assumptions which affected the cash inflows and outflows considered in the model.
Terminal value							$ 58,100
Post-tax discount rate							7.75%
Prometic Biotherapeutics Inc. | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Fair value of the consideration received	$ (105,000)
Prometic Biotherapeutics Inc. | Definitive Agreement for Sale | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Upfront payment received	130,966
Upfront payment received, net of selling costs	$ 1,891
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Impairment loss							$ 0	1,411	19,772
Finance costs							16,019	2,242	6,083
Property, plant and equipment held for sale										$ 829
Gain on disposal of capital assets							2,345	0	0
Discontinued Operations | CDMO Contract
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Payment for terminated agreement				$ 18,000
Initial payment of execution of agreement				$ 11,200
Finance costs							16,019
Reversal in provision							10,741
Discontinued Operations | Termination of Agreement | CDMO Contract
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Further payment of execution of agreement paid			$ 3,400
Further payment of execution of agreement payable		$ 3,400
Discontinued Operations | Intangible Assets
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Impairments					$ 1,389		$ 0	$ 1,389	$ 480